Share-Based Compensation	12 Months Ended
Sep. 30, 2016
Share-based Compensation [Abstract]
Share-Based Compensation
19. SHARE-BASED COMPENSATION
We have various share-based compensation programs, which include deferred stock units, stock options, and restricted stock. Under all programs, the terms of the awards are fixed at the grant date. We issue shares from treasury stock upon the payout of deferred stock units, the exercise of stock options, and the issuance of restricted stock awards. Share information presented is on a total company basis, which includes both continuing and discontinued operations. As of 30 September 2016, there were 4,840,837 shares available for future grant under our Long-Term Incentive Plan, which is shareholder approved.
Share-based compensation cost recognized in the consolidated income statements is summarized below:

	2016	2015	2014
Before-Tax Share-Based Compensation Cost – Total	$37.6	$45.7	$44.0
Before-Tax Share-Based Compensation Cost – Discontinued Operations	6.6	6.2	6.0
Before-Tax Share-Based Compensation Cost – Continuing Operations	$31.0	$39.5	$38.0
Income tax benefit – Continuing Operations	(10.8)	(13.8)	(13.5)
After-Tax Share-Based Compensation Cost – Continuing Operations	$20.2	$25.7	$24.5

Before-tax share-based compensation cost is primarily included in selling and administrative expense on our consolidated income statements. The amount of share-based compensation cost capitalized in 2016, 2015, and 2014 was not material.
On a total company basis, before-tax share-based compensation cost by type of program was as follows:

	2016	2015	2014
Deferred stock units	$29.9	$28.8	$20.2
Stock options	4.2	12.6	21.6
Restricted stock	3.5	4.3	2.2
Before-Tax Share-Based Compensation Cost – Total	$37.6	$45.7	$44.0

Deferred Stock Units
We have granted deferred stock units to executives, selected employees, and outside directors. These deferred stock units entitle the recipient to one share of common stock upon vesting, which is conditioned, for employee recipients, on continued employment during the deferral period and may be conditioned on achieving certain performance targets. We grant deferred stock unit awards with a two to five year deferral period that is subject to payout upon death, disability, or retirement. Deferred stock units issued to outside directors are paid after service on the Board of Directors ends at the time elected by the director (not to exceed 10 years after service ends). We generally expense the grant-date fair value of these awards on a straight-line basis over the vesting period; however, expense recognition is accelerated for retirement eligible individuals who meet the requirements for vesting upon retirement.
In 2015, we granted 119,272 market-based deferred stock units. The market-based deferred stock units vest as long as the employee continues to be employed by the Company and upon the achievement of the performance target. The performance target, which is approved by the Compensation Committee, is the Company’s total shareholder return (share price appreciation and dividends paid) in relation to a defined peer group over a three-year performance period.
In 2016, we granted 130,167 market-based deferred stock units. The market-based deferred stock units are earned out at the end of a three-year performance period beginning 1 October 2015 and ending 30 September 2018.
The fair value of market-based deferred stock units was estimated using a Monte Carlo simulation model as these equity awards are tied to a market condition. The model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the grant and calculates the fair value of the awards. We generally expense the grant-date fair value of these awards on a straight line basis over the vesting period. The calculation of the fair value of market-based deferred stock units used the following assumptions:

	2016	2015
Expected volatility	20.5%	19.6%
Risk-free interest rate	1.2%	.9%
Expected dividend yield	2.2%	2.5%

The estimated grant-date fair value of market-based deferred stock units was $135.49 and $194.51 per unit in 2016 and 2015.
In addition, during 2016, we granted 153,792 time-based deferred stock units at a weighted average grant-date fair value of $137.12.

Deferred Stock Units	Shares (000)	Weighted Average Grant-Date Fair Value
Outstanding at 30 September 2015	1,056	$102.01
Granted	284	136.37
Paid out	(299)	77.81
Forfeited/adjustments	(40)	90.83
Outstanding at 30 September 2016	1,001	$119.44

Cash payments made for deferred stock units were $2.9, $9.6, and $2.1 in 2016, 2015, and 2014, respectively. As of 30 September 2016, there was $41.4 of unrecognized compensation cost related to deferred stock units, of which approximately $7 relates to the former Materials Technologies business. The cost is expected to be recognized over a weighted average period of 2.2 years. The total fair value of deferred stock units paid out during 2016, 2015, and 2014, including shares vested in prior periods, was $41.6, $35.5, and $31.8, respectively.
Stock Options
We have granted awards of options to purchase common stock to executives and selected employees. The exercise price of stock options equals the market price of our stock on the date of the grant. Options generally vest incrementally over three years, and remain exercisable for ten years from the date of grant. In 2016, no stock options were awarded.
Fair values of stock options were estimated using a Black Scholes model that used the assumptions noted in the table below. Expected volatility and expected dividend yield are based on actual historical experience of our stock and dividends over the historical period equal to the expected life. The expected life represents the period of time that options granted are expected to be outstanding based on an analysis of Company-specific historical exercise data. Ranges are used when certain groups of employees exhibit different behavior, such as timing of exercise. The risk-free rate is based on the U.S. Treasury Strips with terms equal to the expected time of exercise as of the grant date.

	2015	2014
Expected volatility	30.3%	29.8%–31.1%
Expected dividend yield	2.6%	2.4%–2.9%
Expected life (in years)	7.5	6.5–8.4
Risk-free interest rate	2.2%	2.0%–2.7%

The weighted average grant-date fair value of options granted during 2015 and 2014 was $37.19 and $29.10 per option, respectively.
A summary of stock option activity is presented below:

Stock Options	Shares (000)	Weighted Average Exercise Price
Outstanding at 30 September 2015	5,725	$87.35
Granted	—	—
Exercised	(1,783)	80.66
Forfeited	(26)	106.52
Outstanding at 30 September 2016	3,916	$90.28
Exercisable at 30 September 2016	3,537	$86.99
Stock Options	Weighted Average Remaining Contractual Terms (in years)	Aggregate Intrinsic Value
Outstanding at 30 September 2016	5.0	$235
Exercisable at 30 September 2016	4.7	$224

The aggregate intrinsic value represents the amount by which our closing stock price of $150.34 as of 30 September 2016 exceeds the exercise price multiplied by the number of in-the-money options outstanding or exercisable.
On a total company basis, intrinsic value of stock options exercised during 2016, 2015, and 2014 was $115.3, $115.5, and $125.3, respectively.
Compensation cost is generally recognized over the stated vesting period consistent with the terms of the arrangement (i.e., either on a straight-line or graded-vesting basis). Expense recognition is accelerated for retirement-eligible individuals who would meet the requirements for vesting of awards upon their retirement. As of 30 September 2016, there was $1.1 of unrecognized compensation cost related to nonvested stock options, which is expected to be recognized over a weighted average period of 0.9 years. The amount of unrecognized compensation cost related to the former Materials Technologies business was not material.
Cash received from option exercises during 2016 was $141.3. The total tax benefit realized from stock option exercises in 2016 was $39.8, of which $25.0 was the excess tax benefit.
Restricted Stock
The grant-date fair value of restricted stock is estimated on the date of grant based on the market price of the stock, and compensation cost is generally amortized to expense on a straight-line basis over the vesting period during which employees perform related services. Expense recognition is accelerated for retirement-eligible individuals who would meet the requirements for vesting of awards upon their retirement.
We have issued shares of restricted stock to certain officers. Participants are entitled to cash dividends and to vote their respective shares. Restrictions on shares lift in one to four years or upon the earlier of retirement, death, or disability. The shares are nontransferable while subject to forfeiture.
A summary of restricted stock activity is presented below:

Restricted Stock	Shares (000)	Weighted Average Grant-Date Fair Value
Outstanding at 30 September 2015	83	$121.17
Granted	33	138.00
Vested	(31)	119.95
Outstanding at 30 September 2016	85	$128.16

As of 30 September 2016, there was $5.1 of unrecognized compensation cost related to restricted stock awards. The cost is expected to be recognized over a weighted average period of 2.6 years. The amount of unrecognized compensation cost related to the former Materials Technologies business was not material. The total fair value of restricted stock vested during 2016, 2015, and 2014 was $4.3, $1.4, and $12.1, respectively.